Short-term benefits	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Short-term benefits
18.	Short-term benefits

	06.30.2019	31.12.2018
Accrued vacation pay	951	781
Profit sharing	15	355
Employees variable compensation program	469	269
Voluntary Severance Program (PDV)	94	36
Salaries and related charges	199	217

Total	1,728	1,658

Current	1,699	1,658
Non-current	29	—

Employees variable compensation program

In the first quarter of 2019, the Board of Directors approved a new variable remuneration model for all the Company’s employees for 2019: the Performance Award Program (Programa de Prêmio por Performance—PPP). This program is in line with the Business and Management Plan, focusing on meritocracy and bringing flexibility to a scenario in which the Company seeks more efficiency and alignment with the best management practices.

The PPP will be paid in a lump sum payment if the Company presents a net income higher than R$ 10 billion in 2019 and the estimated amount of disbursement will depend on certain factors such as individual employee performance and results of the areas, as well as performance metrics of the Company.

This new model replaces other benefits related to variable compensation, such as profit sharing and the Variable Compensation Program – PRVE.

The provision for variable compensation as of June 30, 2019 amounting to US$ 469 comprises US$ 206 recognized in the first half of 2019, and the remaining balance regards the program for the previous year, which was paid on July 12, 2019.

Voluntary Severance Program

On April 24, 2019, the Board of Directors approved the Company’s Voluntary Severance Program (PDV). Petrobras employees may join the program from May 2, 2019 to June 30, 2020, provided they are retired under the Brazilian Social Security Institute (INSS) by the end of the enrollment period. The program aims to adapt size of the Company’s workforce and optimize costs as provided for in its 2019-2023 Business and Management Plan.

The recognition of the provision for expenses with this plan occurs to the extent that the employees join the program. Accordingly, the Company has already registered 1.389 enrollments, with the separations scheduled to start in July 2019. As of June 30, 2019, changes in the provision for expenses relating to separation plans implemented by the Company are set out as follows:

	06.30.2019	12.31.2018
Opening Balance	35	34
Discontinued operations (*)	(21)	—
Enrollments	86	29
Revision of provisions	—	(7)
Separations in the period	(9)	(16)
Cumulative translation adjustment	3	(5)

Closing Balance	94	35

Current	65	35
Non-current	29	—

(*)	See note 7.